Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table summarizes amounts due (to) from Ashford Trust OP, net at June 30, 2019 and December 31, 2018, associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	June 30, 2019	December 31, 2018
Ashford LLC	$1,062	$2,337
AIM	123	99
Premier	1,937	1,611
JSAV	1,407	826
OpenKey	5	2
Pure Wellness	338	418
Due from Ashford Trust OP	$4,872	$5,293
The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$8,415	$8,862	$16,460	$17,466
Reimbursable expenses (1)	2,658	1,997	4,698	3,526
Equity-based compensation (2)	4,548	8,940	8,837	15,685
Incentive advisory fee (3)	—	452	—	904
Total advisory services revenue	15,621	20,251	29,995	37,581

Audio visual revenue (4)	—	88	—	88
Project management revenue (5)	5,076	—	10,015	—

Other revenue
Investment management reimbursements (6)	337	329	695	511
Debt placement fees (7)	79	3,959	1,158	4,591
Claim management services (8)	20	18	31	36
Lease revenue (9)	945	167	1,891	335
Other services (10)	409	387	876	687
Total other revenue	1,790	4,860	4,651	6,160

Total revenue	$22,487	$25,199	$44,661	$43,829

REVENUE BY SEGMENT (11)
REIT advisory	$16,923	$20,765	$32,612	$38,463
Premier	5,076	—	10,015	—
JSAV	—	88	—	88
OpenKey	27	23	55	47
Corporate and other	461	4,323	1,979	5,231
Total revenue	$22,487	$25,199	$44,661	$43,829

COST OF REVENUES
Cost of audio visual revenues (4)	$1,862	$836	$3,546	$1,190
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three and six months ended June 30, 2019, we recognized $491,000 and $1.1 million, respectively, of deferred income from reimbursable expenses related to software implementation costs. During the three and six months ended June 30, 2018, we recognized $384,000 and $586,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the six months ended June 30, 2018, equity-based compensation revenue from Ashford Trust included $4.5 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee for the three and six months ended June 30, 2018, includes the pro-rata portion of the third year installment of the 2016 incentive advisory fee, which was paid in January 2019. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Ashford Trust advisory agreement. Ashford Trust's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2018 and 2017 measurement periods. See note 3.

(4)
JSAV primarily contracts directly with customers to whom it provides audio visual services. JSAV recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. See note 3 for discussion of the audio visual revenue recognition policy.

(5)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, architectural, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(6)
Investment management reimbursements include Ashford Investment Management, LLC’s (“AIM”) management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(7)	Debt placement fees are earned by Lismore for providing debt placement services.

(8)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(9)
In connection with our ERFP Agreements and legacy key money transaction with Ashford Trust and Braemar, we lease FF&E to Ashford Trust and Braemar rent-free. Consistent with our accounting treatment prior to adopting ASC 842, a portion of the base advisory fee for leases, which commenced prior to our adoption, is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(10)
Other services revenue is associated with other hotel products and services, such as mobile key applications and hypoallergenic premium rooms, provided to Ashford Trust by our consolidated subsidiaries, OpenKey and Pure Wellness.

(11)	See note 17 for discussion of segment reporting.
The following table summarizes amounts due (to) from Braemar OP, net at June 30, 2019 and December 31, 2018 associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	June 30, 2019	December 31, 2018
Ashford LLC	$750	$941
Premier	805	949
JSAV	109	4
OpenKey	1	12
RED	129	60
Pure Wellness	36	30
Due from Braemar OP	$1,830	$1,996
The changes in our ERFP Commitments to Ashford Trust and Braemar from inception of the programs in 2018 and 2019, respectively, through June 30, 2019, as well as the unfunded ERFP Commitments as of June 30, 2019, for hotels acquired by the REITs are as follows (in thousands):

	Ashford Trust	Braemar	Total
ERFP Commitments:
ERFP Commitments at January 1, 2018	$—	$—	$—
Initial ERFP Commitment	50,000	—	50,000
ERFP payment—Hilton Alexandria Old Town	(11,100)	—	(11,100)
ERFP payment—La Posada de Santa Fe	(5,000)	—	(5,000)
ERFP Commitments remaining at December 31, 2018	$33,900	$—	$33,900
Initial ERFP Commitment	—	50,000	50,000
ERFP payment—Hilton Santa Cruz/Scotts Valley	(5,000)	—	(5,000)
ERFP payment—Embassy Suites New York Manhattan Times Square	(8,089)	—	(8,089)
ERFP payment—Ritz-Carlton, Lake Tahoe	—	(1,420)	(1,420)
ERFP Commitments remaining at June 30, 2019 (1)	$20,811	$48,580	$69,391

	Ashford Trust	Braemar	Total
Unfunded ERFP Commitments for hotels acquired by REITs:
Embassy Suites New York Manhattan Times Square	$11,411	$—	$11,411
Ritz-Carlton, Lake Tahoe	—	8,880	8,880
Unfunded ERFP Commitments at June 30, 2019	$11,411	$8,880	$20,291
________
(1)    See note 10.
The following table summarizes the revenues related to Braemar OP (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$2,775	$2,312	$5,352	$4,419
Reimbursable expenses (1)	562	499	1,031	919
Equity-based compensation (2)	1,963	1,378	3,432	3,925
Incentive advisory fee (3)	169	—	339	—
Other advisory revenue (4)	130	130	258	258
Total advisory services revenue	5,599	4,319	10,412	9,521

Audio visual revenue (5)	—	—	—	—
Project management revenue (6)	2,493	—	5,240	—

Other revenue
Debt placement fees (7)	—	1,000	275	1,000
Claims management services (8)	35	32	65	69
Lease revenue (9)	84	84	168	168
Other services (10)	279	208	548	419
Total other revenue	398	1,324	1,056	1,656

Total revenue	$8,490	$5,643	$16,708	$11,177

REVENUE BY SEGMENT (11)
REIT advisory	$5,718	$4,435	$10,645	$9,758
Premier	2,493	—	5,240	—
JSAV (11)	—	—	—	—
OpenKey	13	11	33	16
Corporate and other	266	1,197	790	1,403
Total revenue	$8,490	$5,643	$16,708	$11,177

COST OF REVENUES
Cost of audio visual revenues (5)	$119	$—	$205	$—
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three and six months ended June 30, 2019, we recognized $36,000 and $80,000, respectively, of deferred income from reimbursable expenses related to software implementation costs. During the three and six months ended June 30, 2018, we recognized $29,000 and $44,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the six months ended June 30, 2018, equity-based compensation revenue from Braemar included $2.2 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee for the three and six months ended June 30, 2019, includes the pro-rata portion of the second year installment of the 2018 incentive advisory fee, which will be paid in January 2020. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Braemar advisory agreement. For the three and six months ended June 30, 2018, no incentive advisory fee was recognized as Braemar's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2017 and 2016 measurement periods. See note 3.

(4)
In connection with our Fourth Amended and Restated Braemar Advisory Agreement, a $5.0 million cash payment was made by Braemar upon approval by Braemar’s stockholders, which is recognized over the 10-year initial term.

(5)
JSAV primarily contracts directly with customers to whom it provides audio visual services. JSAV recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Braemar, are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. See note 3 for discussion of the audio visual revenue recognition policy.

(6)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, architectural, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(7)	Debt placement fees are earned by Lismore for providing debt placement services.

(8)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(9)
In connection with our ERFP Agreements and legacy key money transaction with Ashford Trust and Braemar, we lease FF&E to Ashford Trust and Braemar rent-free. Consistent with our accounting treatment prior to adopting ASC 842, a portion of the base advisory fee for leases, which commenced prior to our adoption, is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(10)
Other services revenue is associated with other hotel products and services, such as mobile key applications, marine vessel transportation and hypoallergenic premium rooms, provided to Braemar by our consolidated subsidiaries, OpenKey, RED and Pure Wellness.

(11)	See note 17 for discussion of segment reporting.

The following table summarizes amounts due (to) from Ashford Trust OP, net at December 31, 2018 and 2017 associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	December 31, 2018	December 31, 2017
Ashford LLC	$2,337	$12,610
AIM	99	347
Premier	1,611	—
J&S	826	62
Pure Wellness	418	302
OpenKey	2	25
Due from Ashford Trust OP	$5,293	$13,346
The following table summarizes amounts due (to) from Braemar OP, net at December 31, 2018 and 2017 associated primarily with the advisory services fee and other fees discussed above, as it relates to each of our consolidated entities (in thousands):

	December 31, 2018	December 31, 2017
Ashford LLC	$941	$1,682
Premier	949	—
J&S	4	—
Pure Wellness	30	50
OpenKey	12	6
RED	60	—
Due from Braemar OP	$1,996	$1,738
The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Year Ended December 31,
	2018	2017	2016
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$35,482	$34,724	$34,700
Reimbursable expenses (1)	7,905	7,600	6,054
Equity-based compensation (2)	25,245	11,077	8,429
Incentive advisory fee (3)	1,809	1,809	1,809
Total advisory services revenue	70,441	55,210	50,992

Audio visual revenue (4)	88	—	—
Project management revenue (5)	7,096	—	—

Other revenue
Investment management reimbursements (6)	1,156	1,976	—
Debt placement fees (7)	5,094	913	—
Claim management services (8)	76	—	—
Lease revenue (9)	670	558	—
Other services (10)	1,968	997	4
Total other revenue	8,964	4,444	4

Total revenue	$86,589	$59,654	$50,996

REVENUE BY SEGMENT (11)
REIT advisory	$77,437	$58,657	$50,992
Premier	7,096	—	—
J&S	88	—	—
OpenKey	97	77	4
Corporate and other	1,871	920	—
Total revenue	$86,589	$59,654	$50,996

COST OF REVENUES
Cost of audio visual revenues (4)	$3,444	$90	$—
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2018, 2017, and 2016, we recognized $2.2 million, $1.7 million, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software, as discussed in note 2, in the amount of $1.1 million for the year ended December 31, 2017.

(2)
Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the year ended December 31, 2018, equity-based compensation revenue from Ashford Trust included $4.5 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee includes the third, second and first year installments of the 2016 incentive advisory fee in the amount of $1.8 million for each of the years ended December 31, 2018, 2017 and 2016, respectively, for which the payment was due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Ashford Trust. No incentive fee was earned for the 2018, 2017 and 2015 measurement periods.

(4)
J&S primarily contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in “cost of revenues for audio visual” in our consolidated statements of operations. See note 3 for discussion of the audio visual revenue recognition policy.

(5)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(6)
Investment management reimbursements include AIM’s management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(7)	Debt placement fees include revenues earned from providing debt placement services by Lismore Capital, our wholly-owned subsidiary.

(8)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(9)
In connection with our ERFP Agreement and legacy key money transaction with Ashford Trust, we lease FF&E to Ashford Trust rent-free. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(10)
Other services revenue is associated with other hotel products and services, such as mobile key applications and hypoallergenic premium rooms, provided to Ashford Trust by our consolidated subsidiaries, OpenKey and Pure Wellness, respectively.

(11)	See note 19 for discussion of segment reporting.
The following table summarizes the revenues related to Braemar OP (in thousands):

	Year Ended December 31,
	2018	2017	2016
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$9,423	$8,799	$8,343
Reimbursable expenses (1)	1,932	2,105	2,805
Equity-based compensation (2)	6,481	(1,683)	3,814
Incentive advisory fee (3)	678	1,274	1,274
Other advisory revenue (4)	521	277	—
Total advisory services revenue	19,035	10,772	16,236

Project management revenue (5)	3,493	—	—

Other revenue
Debt placement fees (6)	999	224	—
Claims management services (7)	137	—	—
Lease revenue (8)	335	335	335
Other services (9)	857	41	—
Total other revenue	2,328	600	335

Total revenue	$24,856	$11,372	$16,571

REVENUE BY SEGMENT (10)
REIT advisory	$20,506	$11,331	$16,571
Premier	3,493	—	—
J&S (11)	—	—	—
OpenKey	29	16	—
Corporate and other	828	25	—
Total revenue	$24,856	$11,372	$16,571
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2018, 2017, and 2016, we recognized $162,000, $126,000, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software in the amount of $1.1 million for the year ended December 31, 2017. See note 2.

(2)
Equity-based compensation revenue is associated with equity grants of Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the year ended December 31, 2018, equity-based compensation revenue from Braemar included $2.2 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(3)
Incentive advisory fee includes the first year installment of the 2018 incentive advisory fee in the amount of $678,000 for the year ended December 31, 2018, as Braemar's annual total stockholder return met the relevant incentive fee thresholds during the 2018 measurement period. Incentive advisory fee includes the third and second year installments of the 2015 incentive advisory fee in the amount of $1.3 million for each of the years ended December 31, 2017 and 2016, respectively. Incentive advisory fee payments are due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Braemar.

(4)
In connection with our Fourth Amended and Restated Braemar Advisory Agreement, a $5.0 million cash payment was made by Braemar upon approval by Braemar’s stockholders, which is recognized over the 10-year initial term.

(5)
Project management revenue primarily consists of revenue generated within our Premier segment by providing design, development, and project management services for which Premier receives fees. Project management revenue also includes revenue from reimbursable costs related to accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners. See note 3 for discussion of the project management revenue recognition policy.

(6)	Debt placement fees include revenues earned from providing debt placement services by Lismore Capital, our wholly-owned subsidiary.

(7)	Claims management services include revenues earned from providing insurance claim assessment and administration services.

(8)
In connection with our legacy key money transaction with Braemar, we lease FF&E to Braemar rent-free. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(9)
Other services revenue is associated with other hotel products and services, such as mobile key applications, hypoallergenic premium rooms and watersports activities & travel/transportation services, provided to Braemar by our consolidated subsidiaries, OpenKey, Pure Wellness and RED, respectively.

(10)	See note 19 for discussion of segment reporting.

(11)
J&S primarily contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue are recognized in “cost of revenues for audio visual” in our consolidated statements of operations. For the year ended December 31, 2018, J&S cost of revenues for audio visual associated with Braemar was insignificant.